Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated March 7, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospects and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in its entirety, after the words “APPENDIX A” or “APPENDIX”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00979. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)[1] Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.10%	-8.30%	3.39%	8.80%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.36%	-34.44%	7.75%	10.57%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)[2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	1.19%	-24.47%	6.29%	10.23%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This fund is structured as a “master-feeder” fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” in the prospectus for the Contract for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund[3] (Class A) Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments	1.24%	-13.88%	4.21%	9.55%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund[3] (Investor Shares) Investment Adviser: Saturna Capital Corporation	0.90%	-19.41%	13.93%	14.03%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund[3] (Investor Shares) Investment Adviser: Saturna Capital Corporation	1.01%	-8.72%	8.63%	10.72%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund[3,4] (Class A) Investment Adviser: American Century Investment Management, Inc.	0.90%	-12.83%	6.65%	10.39%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund[3] (Investor Class) Investment Adviser: American Century Investment Management, Inc.	0.46%	-12.38%	1.56%	0.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
#Restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on December 1, 2020.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[4]	The American Century Investments® Disciplined Core Value fund is only available to plans offering the Fund prior to May 1, 2002.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	0.61%	-7.16%	3.75%	5.70%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	0.63%	-16.69%	6.90%	11.10%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	0.76%	-25.88%	7.32%	9.91%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	1.01%	-29.89%	4.66%	8.58%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds® – The Bond Fund of America (Class R-4)[5] Investment Adviser: Capital Research and Management CompanySM	0.55%	-12.67%	0.66%	1.29%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America (Class R-4)[6] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R-4)[6] Investment Adviser: Capital Research and Management CompanySM	0.61%	-8.51%	9.03%	11.86%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[6] Investment Adviser: Ariel Investments, LLC	0.98%	-18.82%	4.62%	9.96%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Shares)[6] Investment Adviser: Artisan Partners Limited Partnership	1.20%	-19.57%	1.67%	4.36%
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund[6] Investment Adviser: Schwartz Investment Counsel, Inc.	0.91%	-5.27%	8.95%	11.03%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A Shares)[6] Investment Adviser: BlackRock Advisors, LLC	1.09%	-10.86%	10.00%	14.56%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)[6] Investment Adviser: BlackRock Advisors, LLC	1.00%	-9.25%	7.36%	9.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Realty Shares, Inc.(Class I) Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	-29.80%	4.06%	7.70%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A) Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88%	-24.96%	N/A	N/A
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Institutional Class)[7] Investment Adviser: Columbia Wanger Asset Management, LLC	0.83%	-33.78%	2.35%	7.27%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Advisor Class)[8] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	-5.04%	7.59%	10.78%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[9] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	-14.63%	6.39%	9.71%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	Institutional Class shares of the ColumbiaSM Acorn® Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
[8]	The Columbia Large Cap Value Fund is only available to plans offering the Fund prior to January 1, 2011 or that have approved the Fund as an investment prior to that date and have invested in the Fund by March 31, 2011.
[9]	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Inst. Class)[10] Investment Adviser: Columbia Management Investment Advisers, LLC	0.88%	-9.18%	7.93%	10.64%
Seeks to provide growth of capital.	Delaware Ivy Science and Technology Fund (Class Y)[10] Investment Adviser: Delaware Management Company	1.24%	-32.41%	8.64%	12.14%
Seeks capital appreciation.	Delaware Small Cap Value Fund (Class A)[10] Investment Adviser: Delaware Management Company	1.11%	-17.47%	2.79%	8.15%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Initial Class)[11] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-14.74%	5.95%	9.96%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)[12] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	The Fidelity® VIP Mid Cap Portfolio is not available to all plans. Availability is subject to Company and/or Plan sponsor approval.
[12]	The Fidelity® VIP Overseas Portfolio is only available to plans offering the Fund prior to May 1, 2004.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[13] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund** (Investor Class)[14] Investment Adviser: Impax Asset Management LLC	0.89%	-7.60%	5.97%	7.14%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[14,15] Investment Adviser: Invesco Advisers, Inc.	1.24%	-29.27%	-3.54%	0.65%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund (Class A)[14] Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
Seeks long term growth of capital.	Invesco Small Cap Value Fund (Class Y)[14] Investment Adviser: Invesco Advisers, Inc.	0.84%	4.58%	9.53%	12.14%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 31, 2022, the Fund changed its name. The Fund was formerly known as Pax Global Environmental Markets Sustainable Allocation Fund.
[13]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[15]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco V.I. Global Fund (Series I)[16] Investment Adviser: Invesco Advisers, Inc.	0.81%	-31.77%	2.85%	7.86%
Seeks capital appreciation.	Invesco V.I. Global Strategic Income Fund (Series I)[16] Investment Adviser: Invesco Advisers, Inc.	0.91%	-11.46%	-1.30%	0.63%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.93%	-15.83%	7.01%	10.88%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Institutional Shares)[17] Investment Adviser: Janus Henderson Investors US LLC (Janus Henderson)	068%	-16.40%	6.69%	8.43%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares)[18] Investment Adviser: Janus Henderson Investors US LLC (Janus Henderson)	0.96%	-15.94%	9.62%	13.39%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Institutional Shares)[17] Investment Adviser: Janus Henderson Investors US LLC (Janus Henderson)	0.82%	-13.66%	0.50%	1.35%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares)[17] Investment Adviser: Janus Henderson Investors US LLC (Janus Henderson)	0.89%	-19.41%	6.55%	9.15%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses .
[16]	The Invesco V.I. Global Fund and the Invesco V.I. Global Strategic Income Fund are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.
[17]	The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.
[18]	The Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual Investors that purchase through non-retirement plan products can still invest new money into the Fund.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares)[19] Investment Adviser: Janus Henderson Investors US LLC (Janus Henderson)	0.81%	-29.89%	8.17%	11.44%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[20] Investment Adviser: Lazard Asset Management LLC	1.09%	-15.05%	0.30%	3.31%
Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.	LKCM Aquinas Catholic Equity Fund[20,21] Investment Adviser: Luther King Capital Management Corporation	1.00%	-18.17%	9.00%	10.45%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Value Fund (Retail Class)[22] Investment Adviser: Loomis, Sayles & Company, L.P.	1.15%	-11.75%	3.76%	8.63%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[19]	The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The LKCM Aquinas Catholic Equity fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.58%	-4.75%	1.14%	1.57%
Seeks to maximize long-term total return.	Metropolitan West Total Return Bond Fund (Class M)[23] Investment Adviser: Metropolitan West Asset Management, LLC	0.65%	-14.87%	-0.11%	1.07%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[23] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	-18.74%	7.11%	10.74%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[23] Investment Adviser: Pacific Investment Management Company LLC	1.24%	8.74%	6.95%	-1.67%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[23]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.92%	-12.09%	1.86%	0.79%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	-11.20%	1.25%	3.51%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[24] Investment Adviser: TCW Investment Management Company	0.70%	-16.78%	-0.90%	0.72%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[24] Investment Adviser: Franklin Advisers, Inc.	0.96%	-9.64%	-3.53%	-1.02%
Seeks growth of capital.	The Hartford Capital Appreciation Fund (Class R4)25, Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.10%	-17.95%	7.18%	10.65%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)[26] Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.04%	-9.02%	9.10%	11.66%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS − Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[25]	The Hartford Capital Appreciation Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
[26]	The Hartford Dividend and Growth Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4) [27] Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.11%	-18.24%	1.45%	4.58%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A) Investment Adviser: Victory Capital Management Inc.	0.92%	-14.84%	0.42%	1.77%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A) Investment Adviser: Victory Capital Management Inc.	1.31%	-17.04%	3.23%	-4.77%
Seeks long-term growth of capital and income.	Virtus NFJ Large-Cap Value Fund (Institutional Class)[28] Investment Adviser: Virtus Investment Partners, Inc. Subadviser: Allianz Global Investors U.S. LLC	0.77%	-19.51%	3.10%	8.31%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	The Hartford International Opportunities Fund is closed to new retirement plans.
[28]	The Virtus NFJ Large-Cap Value Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)[29] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	-10.89%	8.84%	11.86%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[30] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.09%	4.80%	N/A
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	-19.33%	1.38%	N/A

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[29]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[30]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[31]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[32]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[33]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.44%	-16.09%	3.27%	5.76%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[34]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	-16.70%	3.67%	6.46%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	-17.95%	3.92%	6.99%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	-18.30%	4.55%	7.56%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[36] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	-18.40	4.79%	7.79%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)[36] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-18.52%	4.66%	7.78%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S)[36] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.52%	-18.56%	4.71%	7.81%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[36]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S)[37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-18.65%	4.78%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)[37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-18.71%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-14.32%	1.92%	3.57%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[37]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	-1.61%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[38]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[39] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	-18.42%	1.31%	6.66%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[39]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-5.71%	6.50%	9.75%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16	6.92%	10.69%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S)[40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.87%	3.36%	6.49%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[40]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class S)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-19.29%	4.02%	7.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[41]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S)[42] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	-19.64%	3.98%	7.56%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)[42] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	-19.80%	3.99%	7.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S)[42] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	-19.78%	3.92%	N/A

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[42]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class S)[43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.05%	-17.90%	3.33%	5.81%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	-15.01%	2.09%	3.68%
Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.	Voya Solution Moderately Conservative Portfolio (Class S)[43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	-15.87%	2.42%	4.26%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[43]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-13.10%	-0.27%	0.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[44]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.93%	-27.14%	4.14%	6.24%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.82%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.17%	-13.91%	4.59%	9.30%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%.
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%.
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%.
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	-0.56%	2.32%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[45] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	-8.62%	5.63%	9.66%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.81%	9.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[45]	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
X.01107-23C	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.85%	-17.53%	-1.67%	0.72%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-23C	March 2024